Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts
Summary of activity in the allowance for doubtful accounts

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2013	$13,834	$125,664	$(123,517)	$15,981
December 31, 2012	$11,916	$116,742	$(114,824)	$13,834
December 31, 2011	$29,650	$94,678	$(112,412)	$11,916